Revenues	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenues
NOTE 25: REVENUES

(€‘000)	For the year ended December 31,
	2022	2021	2020
Out-licensing revenue	—	—	—
Other revenue	—	—	5
Total	—	—	5
The Group’s license and collaboration agreements have generated no revenue for the year ended December 31, 2022 similar to the year ended December 31, 2021. The Group did not enter into any new license agreements for the
12-month
period ended December 31, 2022.
The Group does not expect to generate material revenue unless and until the Group concludes partnerships with outside parties around the licensing of the patents around allogeneic CAR
T-cell
therapies and NKG2D-based therapies.